Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Badger Meter, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-6706
Entity Tax Identification Number	39-0143280
Entity Address, Address Line One	4545 W. Brown Deer Rd.
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
City Area Code	414
Local Phone Number	355-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000009092
Title of 12(b) Security	Common Stock
Trading Symbol	BMI
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	Not Applicable